Business Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
Each of our reportable segments is a strategic business unit that serves specific needs of our members based on the products and services provided. The segments are based on the manner in which management views the financial performance of the business. Contribution profit is the primary measure of segment profit and loss reviewed by the Chief Operating Decision Maker (“CODM”) and is intended to measure the direct profitability of each segment. Contribution profit is defined as total net revenue for each reportable segment less:
•fair value changes in servicing rights and residual interests classified as debt that are attributable to assumption changes, which impact the contribution profit within the Lending segment. These fair value changes are non-cash in nature and are not realized in the period; therefore, they do not impact the amounts available to fund our operations; and
•expenses directly attributable to the corresponding reportable segment. Directly attributable expenses primarily include compensation and benefits and sales and marketing, and vary based on the amount of activity within each segment. Directly attributable expenses also include loan origination and servicing expenses, professional services, occupancy related costs, and tools and subscriptions. Expenses are attributed to the reportable segments using either direct costs of the segment or labor costs that can be attributed based upon the allocation of employee time for individual products.
The reportable segments also reflect the Company’s organizational structure. Each segment has a segment manager who reports directly to the CODM. The CODM has ultimate authority and responsibility over resource allocation decisions and performance assessment.
The Company has three reportable segments: Lending, Financial Services and Technology Platform. The Lending segment includes our personal loan, student loan and home loan products and the related servicing activities and, for 2020, a commercial loan. We originate loans in each of the aforementioned channels with the objective of either selling whole loans or securitizing a pool of originated loans for transfer to third-party investors. Revenues in the Lending segment are driven by changes in the fair value of our whole loans and securitization interests, gains or losses recognized on transfers that meet the true sale requirements under ASC 860 and our servicing-related activities, which mainly consist of servicing fees and the changes in our servicing assets over time. We also earn the difference between interest income earned on our loans and interest expense on any loans that are financed. Interest expense primarily impacts our Lending segment, and we present interest income net of interest expense, as our CODM considers net interest income in addition to contribution profit in evaluating the performance of the Lending segment and making resource allocation decisions.
The Financial Services segment includes our SoFi Money product, SoFi Invest product, SoFi Credit Card product (which we launched in the third quarter of 2020), SoFi Relay personal finance management product and other financial services, such as lead generation and content for other financial services institutions and our members. SoFi Money provides members a digital cash management experience, interest income and the ability to separate money balances into various subcategories. SoFi Invest provides investment features and financial planning services that we offer to our members. Revenues in the Financial Services segment include payment network fees on our member transactions and pay for order flow, cryptocurrency transaction fees and share lending arrangements in our SoFi Invest product. Additionally, we earn referral fees in connection with referral activity we facilitate through our platform, which is not directly tied to a particular Financial Services product. The referral fee is paid to us by third-party partners that offer services to end users who do not use one of our product offerings, but who were referred to the partners through our platform.
The Technology Platform segment includes our Technology Platform fees, which commenced with our acquisition of Galileo in May 2020, as well as our equity method investment in Apex, which represents our portion of net earnings on clearing brokerage activity on the Apex platform. The Company purchased an initial interest in Apex in December 2018, and Apex was the Company’s only material equity method investment as of December 31, 2020. During January 2021, the seller of our Apex interest exercised the Seller Call Option, and as such we will no longer recognize Apex equity investment income subsequent to the call date. Due to the additional investment we made during 2020, we will maintain an immaterial investment in Apex, but will no longer qualify for equity method accounting. See Note 2 for additional information on the acquisition of Galileo, and Note 1 for additional information on our Apex equity method investment.
Non-segment operations are classified as Other, which includes net revenues associated with corporate functions that are not directly related to a reportable segment. These non-segment net revenues include interest income earned on corporate cash balances and interest expense on corporate borrowings, such as our revolving credit facility and, for the 2021 period, the seller note issued in connection with our acquisition of Galileo. During the three months ended March 31, 2021, net revenues within Other also included $211 of interest income and $169 of reversal of loss on discount to fair value in connection with related party transactions. During the three months ended March 31, 2020, net revenues within Other included $1,052 of interest income earned in connection with related party transactions. Refer to Note 13 for further discussion of our related party transactions.
The accounting policies of the segments are consistent with those described in Note 1, except for the accounting policies in relation to allocation of consolidated income and allocation of consolidated expenses, as described below.
The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the periods indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Three Months Ended March 31, 2021	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income (loss)	$51,777	$229	$(36)	$51,970	$(4,690)	$47,280
Noninterest income	96,200	6,234	46,101	148,535	169	148,704
Total net revenue (loss)	$147,977	$6,463	$46,065	$200,505	$(4,521)	$195,984
Servicing rights – change in valuation inputs or assumptions(2)	12,109	—	—	12,109
Residual interests classified as debt – change in valuation inputs or assumptions(3)	7,951	—	—	7,951
Directly attributable expenses	(80,351)	(41,982)	(30,380)	(152,713)
Contribution profit (loss)	$87,686	$(35,519)	$15,685	$67,852

Three Months Ended March 31, 2020	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$45,661	$215	$—	$45,876	$1,273	$47,149
Noninterest income	28,217	1,939	997	31,153	—	31,153
Total net revenue	$73,878	$2,154	$997	$77,029	$1,273	$78,302
Servicing rights – change in valuation inputs or assumptions(2)	(7,059)	—	—	(7,059)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	14,936	—	—	14,936
Directly attributable expenses	(77,660)	(29,137)	—	(106,797)
Contribution profit (loss)	$4,095	$(26,983)	$997	$(21,891)
____________________
(1)Noninterest income within the Technology Platform segment for the three months ended March 31, 2021 and 2020 included $— and $997, respectively, of earnings from our equity method investment in Apex. See Note 1 under “—Equity Method Investments” for additional information. During the three months ended March 31, 2021, the five largest clients in the Technology Platform segment contributed 70% of the total net revenue within the segment, which represented 16% of our consolidated total net revenue.
(2)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(3)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
The following table reconciles contribution profit (loss) to loss before income taxes for the periods presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Three Months Ended March 31,
	2021	2020
Reportable segments total contribution profit (loss)	$67,852	$(21,891)
Other total net revenue (loss)	(4,521)	1,273
Servicing rights – change in valuation inputs or assumptions	(12,109)	7,059
Residual interests classified as debt – change in valuation inputs or assumptions	(7,951)	(14,936)
Expenses not allocated to segments:
Share-based compensation expense	(37,454)	(19,685)
Depreciation and amortization expense	(25,977)	(4,715)
Fair value change of warrant liability	(89,920)	(2,879)
Employee-related costs(1)	(32,280)	(27,896)
Other corporate and unallocated expenses(2)	(34,105)	(22,640)
Loss before income taxes	$(176,465)	$(106,310)
__________________
(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Includes corporate overhead costs that are not allocated to reportable segments, such as tools and subscription costs, corporate marketing costs and professional services costs.
In April 2020, the Company acquired 8 Limited for total consideration of $16,126, which represented the Company’s first international expansion. See Note 2 for additional information on the acquisition. As we do not have material operations outside of the U.S., we did not make the geographic disclosures pursuant to ASC 280, Segment Reporting. No single customer accounted for more than 10% of our consolidated revenues for any of the periods presented.	Business Segment Information
Each of our reportable segments is a strategic business unit that serves specific needs of our members based on the products and services provided. The segments are based on the manner in which management views the financial performance of the business. Contribution profit is the primary measure of segment profit and loss reviewed by the Chief Operating Decision Maker (“CODM”) and is intended to measure the direct profitability of each segment. Contribution profit is defined as total net revenue for each reportable segment less:
•fair value changes in servicing rights and residual interests classified as debt that are attributable to assumption changes, which impact the contribution profit within the Lending segment. These fair value changes are non-cash in nature and are not realized in the period; therefore, they do not impact the amounts available to fund our operations; and
•expenses directly attributable to the corresponding reportable segment. Directly attributable expenses primarily include sales and marketing, commissions and bonuses, and loan origination and servicing expenses, and vary based on the amount of activity within each segment. Directly attributable expenses also include certain employee salaries and benefits, professional services, occupancy, sales and marketing, tools and subscriptions, and bank service charges expenses. Expenses are attributed to the reportable segments using either direct costs of the segment or labor costs that can be attributed based upon the allocation of employee time for individual products.
The reportable segments also reflect the Company’s organizational structure. Each segment has a segment manager who reports directly to the CODM. The CODM has ultimate authority and responsibility over resource allocation decisions and performance assessment.
The Company has three reportable segments: Lending, Financial Services and Technology Platform. The Lending segment includes our personal, student and home loan products and the related servicing activities and, for 2020, a commercial loan. We originate loans in each of these three channels with the objective of either selling whole loans or securitizing a pool of originated loans for transfer to third-party investors. Revenues in the Lending segment are driven by changes in the fair value of our whole loans and securitization interests, gains or losses recognized on transfers that meet the true sale requirements under ASC 860 and our servicing-related activities, which mainly consist of servicing fees and the changes in our servicing assets over time. We also earn the difference between interest income earned on our loans and interest expense on any loans that are financed. Interest expense primarily impacts our Lending segment, and we present interest income net of interest expense, as our CODM considers net interest income in evaluating the performance of the Lending segment and making resource allocation decisions in addition to contribution profit.
The Financial Services segment includes our SoFi Money product, SoFi Invest product, SoFi Credit Card product (which we launched in the third quarter of 2020), SoFi Relay personal finance management product and other financial services, such as lead generation and content for other financial services institutions and our members. SoFi Money provides members a digital cash management experience, interest income and the ability to separate money balances into various subcategories. SoFi Invest provides investment features and financial planning services that we offer to our members. Revenues in the Financial Services segment include payment network fees on our member transactions and pay for order flow and share lending arrangements in our SoFi Invest product. Additionally, we earn referral fees in connection with referral activity we facilitate through our platform, which is not directly tied to a particular Financial Services product. The referral fee is paid to us by third-party partners that offer services to end users who do not use one of our product offerings, but who were referred to the partners through our platform.
The Technology Platform segment includes our Technology Platform fees, which commenced with our acquisition of Galileo in May 2020, as well as our equity method investment in Apex, which represents our portion of net earnings on clearing brokerage activity on the Apex platform. The Company purchased an initial interest in Apex in December 2018, and Apex was the Company’s only material equity method investment as of December 31, 2020, 2019 and 2018. During January 2021, the seller of our Apex interest exercised the Seller Call Option, and as such we will no longer recognize Apex equity investment income subsequent to the call date. Due to the additional investment we made during 2020, we will maintain an immaterial investment in Apex, but will no longer qualify for equity method accounting. See Note 2 for additional information on the acquisition of Galileo, and Note 1 for additional information on our Apex equity method investment.
Non-segment operations are classified as Other, which includes net revenues associated with corporate functions that are not directly related to a reportable segment. These non-segment net revenues include interest income earned on corporate cash balances and interest expense on corporate borrowings, such as our revolving credit facility and, for the 2020 period, the seller note issued in connection with our acquisition of Galileo. Net revenues within Other also include $3,189 and $3,338 of interest income earned in connection with related party transactions during the years ended December 31, 2020 and 2019, respectively. Refer to Note 14 for further discussion of the Company’s related party transactions.
The accounting policies of the segments are consistent with those described in Note 1, except for the accounting policies in relation to allocation of consolidated income and allocation of consolidated expenses, as described below.
The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the years indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Year Ended December 31, 2020	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income (loss)	$199,345	$484	$(107)	$199,722	$(21,791)	$177,931
Noninterest income (loss)	281,521	11,386	95,737	388,644	(1,043)	387,601
Total net revenue (loss)	$480,866	$11,870	$95,630	$588,366	$(22,834)	$565,532
Servicing rights – change in valuation inputs or assumptions(2)	17,459	—	—	17,459
Residual interests classified as debt – change in valuation inputs or assumptions(3)	38,216	—	—	38,216
Directly attributable expenses	(294,812)	(143,280)	(42,427)	(480,519)
Contribution profit (loss)	$241,729	$(131,410)	$53,203	$163,522
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(1)Noninterest income within the Technology Platform segment included $4,442 of earnings from our equity method investment in Apex, net of an impairment charge in the fourth quarter of 2020. See Note 1 under “—Equity Method Investments” for additional information. During the year ended December 31, 2020, the five largest customers in the Technology Platform segment contributed 69% of the total net revenue within the segment, which represented 12% of our consolidated total net revenue for the period.
(2)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the Consolidated Statements of Operations and Comprehensive Income (Loss) is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(3)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the Consolidated Statements of Operations and Comprehensive Income (Loss). The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.

Year Ended December 31, 2019	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$325,589	$614	$—	$326,203	$3,631	$329,834
Noninterest income	108,712	3,318	795	112,825	—	112,825
Total net revenue	$434,301	$3,932	$795	$439,028	$3,631	$442,659
Servicing rights – change in valuation inputs or assumptions(2)	(8,487)	—	—	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	17,157	—	—	17,157
Directly attributable expenses	(350,511)	(122,732)	—	(473,243)
Contribution profit (loss)	$92,460	$(118,800)	$795	$(25,545)
____________________
(1)Noninterest income within the Technology Platform segment consisted entirely of earnings from our equity method investment in Apex. Therefore, there were no directly attributable expenses to this reportable segment.
(2)See Note (2) in the table above for the year ended December 31, 2020.
(3)See Note (3) in the table above for the year ended December 31, 2020.

Year Ended December 31, 2018	Lending	Financial Services	Technology Platform(1)	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$257,344	$30	$—	$257,374	$1,690	$259,064
Noninterest income (loss)	9,404	844	117	10,365	(30)	10,335
Total net revenue	$266,748	$874	$117	$267,739	$1,660	$269,399
Servicing rights – change in valuation inputs or assumptions(2)	(1,197)	—	—	(1,197)
Residual interests classified as debt – change in valuation inputs or assumptions(3)	(27,481)	—	—	(27,481)
Directly attributable expenses	(347,348)	(20,117)	—	(367,465)
Contribution profit (loss)	$(109,278)	$(19,243)	$117	$(128,404)
______________
(1)Noninterest income within the Technology Platform segment consisted entirely of earnings from our equity method investment in Apex. Therefore, there were no directly attributable expenses to this reportable segment.
(2)See Note (2) in the table above for the year ended December 31, 2020.
(3)See Note (3) in the table above for the year ended December 31, 2020.
The following table reconciles contribution profit (loss) to loss before income taxes for the years presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Year Ended December 31,
	2020	2019	2018
Reportable segments total contribution profit (loss)	$163,522	$(25,545)	$(128,404)
Other total net revenue (loss)	(22,834)	3,631	1,660
Servicing rights – change in valuation inputs or assumptions	(17,459)	8,487	1,197
Residual interests classified as debt – change in valuation inputs or assumptions	(38,216)	(17,157)	27,481
Expenses not allocated to segments:
Share-based compensation expense	(99,870)	(60,936)	(42,936)
Depreciation and amortization expense	(69,832)	(15,955)	(10,912)
Employee-related costs(1)	(114,599)	(53,080)	(46,724)
Other corporate and unallocated expenses(2)	(129,233)	(79,044)	(54,719)
Loss before income taxes	$(328,521)	$(239,599)	$(253,357)
______________
(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Includes corporate overhead costs that are not allocated to reportable segments, such as tools and subscription costs, corporate marketing costs and professional services costs.
In April 2020, the Company acquired 8 Limited for total consideration of $16,126, which represented the Company’s first international expansion. See Note 2 for additional information on the acquisition. As we do not have material operations outside of the U.S., we did not make the geographic disclosures pursuant to ASC 280, Segment Reporting. No single customer accounted for more than 10% of our consolidated revenues for any of the periods presented.